Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Impairment Charges

	2017	2016	2015
	RMB million	RMB million	RMB million
Write-down of flight equipment spare parts to net realisable value (note 26)	112	10	88
Impairment charge on property, plant and equipment (note 18)	379	29	48
Impairment charge on assets of a disposal group classified as held for sale (note 16)	3	—	33
Impairment charge on available-for-sale investments	—	—	100
Accrual/(reversal) of impairment charge on trade receivables (note 27)	(3)	(1)	12
Reversal of impairment charge on other receivables	—	(9)	(53)

	491	29	228